Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Class A Common Stock	Class B Common Stock	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Legacy SoundHound Redeemable Convertible Preferred Stock	Total
Balance at Dec. 31, 2019			$ 223,641	$ 1	$ 25,936	$ (6)	$ (232,782)		$ (206,851)
Balance (in Shares) at Dec. 31, 2019			17,784,975	11,750,082
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $33.00 per share			$ 15,000
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $33.00 per share (in Shares)			454,545
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $40.00 per share			$ 1,000
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $40.00 per share (in Shares)			25,000
Conversion of convertible notes for redeemable convertible Series D-3 preferred stock			$ 30,664
Conversion of convertible notes for redeemable convertible Series D-3 preferred stock (in Shares)			766,293
Preferred stock exchange (D-3 to D-3A)			$ 3,182		(3,182)				(3,182)
Issuance of redeemable convertible preferred stock upon net exercise of Warrants			$ 200		1,931				1,931
Issuance of redeemable convertible preferred stock upon net exercise of Warrants (in Shares)			101,574
Issuance of common stock upon exercise of stock options					254				254
Issuance of common stock upon exercise of stock options (in Shares)				68,679
Other comprehensive gain, net of tax						5			5
Stock-based compensation					5,897				5,897
Net loss							(74,407)		(74,407)
Balance at Dec. 31, 2020			$ 273,687	$ 1	30,836	(1)	(307,189)	$ 273,687	(276,353)
Balance (in Shares) at Dec. 31, 2020			19,132,387	11,818,761				19,132,387
Issuance of common stock warrants					3,842				3,842
Retroactive application of Business Combination (Note 3)
Retroactive application of Business Combination (Note 3) (in Shares)				53,849,015				87,171,583
Adjusted balance, beginning of period				$ 1	30,836	(1)	(307,189)	$ 273,687	(276,353)
Adjusted balance, beginning of period (in Shares)				65,667,776				106,303,970
Issuance of common stock upon exercise of stock options					1,906				1,906
Issuance of common stock upon exercise of stock options (in Shares)				2,178,412
Other comprehensive gain, net of tax						1			1
Stock-based compensation					4,049				4,049
Net loss							(57,693)		(57,693)
Balance at Sep. 30, 2021				$ 1	40,633		(364,882)	$ 273,687	(324,248)
Balance (in Shares) at Sep. 30, 2021				67,846,188				106,303,970
Balance at Dec. 31, 2020			$ 273,687	$ 1	30,836	(1)	(307,189)	$ 273,687	(276,353)
Balance (in Shares) at Dec. 31, 2020			19,132,387	11,818,761				19,132,387
Issuance of redeemable convertible preferred stock upon net exercise of Warrants			$ 5,816
Issuance of redeemable convertible preferred stock upon net exercise of Warrants (in Shares)			116,150
Issuance of common stock warrants					3,843				3,843
Issuance of common stock upon exercise of stock options					2,490				2,490
Issuance of common stock upon exercise of stock options (in Shares)				461,290
Other comprehensive gain, net of tax						1			1
Stock-based compensation					6,322				6,322
Net loss							(79,540)		(79,540)
Balance at Dec. 31, 2021			$ 279,503	$ 1	43,491		(386,729)	$ 279,503	(343,237)
Balance (in Shares) at Dec. 31, 2021			19,248,537	12,280,051				19,248,537
Balance at Jun. 30, 2021				$ 1	39,084		(341,101)	$ 273,687	(302,016)
Balance (in Shares) at Jun. 30, 2021				67,633,891				106,303,970
Issuance of common stock upon exercise of stock options					234				234
Issuance of common stock upon exercise of stock options (in Shares)				212,297
Stock-based compensation					1,315				1,315
Net loss							(23,781)		(23,781)
Balance at Sep. 30, 2021				$ 1	40,633		(364,882)	$ 273,687	(324,248)
Balance (in Shares) at Sep. 30, 2021				67,846,188				106,303,970
Balance at Dec. 31, 2021			$ 279,503	$ 1	43,491		(386,729)	$ 279,503	(343,237)
Balance (in Shares) at Dec. 31, 2021			19,248,537	12,280,051				19,248,537
Retroactive application of Business Combination (Note 3)				$ (1)	279,504			$ (279,503)	279,503
Retroactive application of Business Combination (Note 3) (in Shares)				55,978,505				87,700,789
Adjusted balance, beginning of period					322,995		(386,729)		(63,734)
Adjusted balance, beginning of period (in Shares)				68,258,556				106,949,326
Issuance of common stock upon exercise of stock options					2,840				2,840
Issuance of common stock upon exercise of stock options (in Shares)				2,582,535
Net exercise of outstanding warrants
Net exercise of outstanding warrants (in Shares)				673,416
Conversion of convertible note					20,239				20,239
Conversion of convertible note (in Shares)				2,046,827
Effect of reverse recapitalization, net of costs (Note 3)	$ 14	$ 4			(18)
Effect of reverse recapitalization, net of costs (Note 3) (in Shares)	140,114,060	40,396,600		(73,561,334)				(106,949,326)
PIPE financing	$ 1				86,584				86,585
PIPE financing (in Shares)	11,300,000
Issuance of Class A common shares pursuant to the Business Combination	$ 1				4,105				4,106
Issuance of Class A common shares pursuant to the Business Combination (in Shares)	4,693,050
Issuance of Class A common shares upon exercise of stock options					780				780
Issuance of Class A common shares upon exercise of stock options (in Shares)	557,030
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)	631,925
Stock-based compensation					19,500				19,500
Net loss							(84,693)		(84,693)
Balance at Sep. 30, 2022	$ 16	$ 4			457,025		(471,422)		(14,377)
Balance (in Shares) at Sep. 30, 2022	157,296,065	40,396,600
Balance at Jun. 30, 2022	$ 16	$ 4			447,136		(442,500)		4,656
Balance (in Shares) at Jun. 30, 2022	156,266,549	40,396,600
Issuance of Class A common shares upon exercise of stock options					716				716
Issuance of Class A common shares upon exercise of stock options (in Shares)	514,931
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)	514,585
Stock-based compensation					9,173				9,173
Net loss							(28,922)		(28,922)
Balance at Sep. 30, 2022	$ 16	$ 4			$ 457,025		$ (471,422)		$ (14,377)
Balance (in Shares) at Sep. 30, 2022	157,296,065	40,396,600